Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events that have occurred after the balance sheet date but before the financial statements are issued. Based on this evaluation, the Company concluded that subsequent to September 30, 2021 but prior to November 15, 2021, the date the financial statements were available to be issued, there was no subsequent event that would require disclosure to or adjustment to the financial statements other than the ones disclosed above.

NOTE 16 – SUBSEQUENT EVENTS

As our factory area in Jinshan District, Shanghai City is too close to the urban area to produce straw organic fertilizer, some factory buildings, office buildings and spare land in Jinshan District, Shanghai City, have been leased to third parties. We expect to sell our industrial land and office space in Shanghai through an administratively organized private sale by the end of the fiscal year ended December 31, 2020. Through the sale, we expect to clear all liens and legal claims attached to our subsidiary Zongbao and improve our cash position.

Currently, we have two civil proceedings, including: (1) default over a loan agreement between Shanghai Zongbao and Agricultural Bank of China Jinshan Sub-branch, the judgment for which has become effective since January 14th, 2019; and (2) default over a construction contract between Shanghai Zongbao and Shanghai Zhongta Construction and Engineering Co., Ltd., as to which both parties reached a mediation agreement through the mediation procedure held by the court. The cause for both cases is that the established project of organic fertilizer production could not be continued due to the change of business focus of the industrial park in which the company is located to food, machinery and new energy industries. This caused defaults with both aforementioned parties. The relevant land and production building were mortgaged under to Agricultural Bank of China, and Shanghai Zongbao and Shanghai Zhongta Construction and Engineering Co., Ltd., with the understanding that the value of the assets will be sufficient to cover the debts under these two cases. We expect the outstanding defaults will be satisfied by a disposition of the mortgaged asset. Both the Agriculture Bank of China (“ABC”) and Shanghai Zongbao agreed to allow Shanghai Jinshan People’s Court to list the asset on Taobao’s online auction platform for sale. On August 5, 2020, the sale price achieved after competitive biddings was RMB74,515,000 (approximately $10.8 million). The net proceedings from this auction after deducting administrative costs and tax is approximately RMB69,554,095 (approximately $10.6 million). This amount has been included under other receivable as of December 31, 2020. Subsequently, we have entered into a settlement agreement with ABC for the settlement of the remaining loan balance in the amount of RMB29,900,000 (approximately $4.3 million). We plan to repay ABC and the amount owed to the contractor (RMB24,800,000) with the sales proceeds and expect to receive the remaining balance of RMB19,815,000 (approximately $3 million).

The assets are undergoing a court-arranged sale since August 2020. While the transaction has yet to complete due to COVID-caused court backlog, the court provided a distribution plan of sale proceeds to all involved parties on March 15, 2021. The buyer’s full purchase amount has been escrowed with the court since August 2020. The court has indicated to the Company that it is expected to complete the sale by April 2021, subject to administrative clearance from various departments within the court.

The assets are expected to be sold to Yigang (Shanghai) Technology Development Co., Ltd. (“Yigang”). The Company had no prior relationship with Yigang. Yigang was the highest bidder in the court sale.

The Company has evaluated subsequent events that have occurred after the balance sheet date but before the financial statements are issued. Based on this evaluation, the Company concluded that subsequent to December 31, 2020 but prior to April 15, 2021, the date the financial statements were available to be issued, there was no subsequent event that would require disclosure to or adjustment to the financial statements other than the ones disclosed above.